UMB SCOUT FUNDS


BOND FUND
(UMBBX)

ANNUAL REPORT
JUNE 30, 1999

A no-load mutual fund with primary emphasis on maximum current income consistent with its quality and maturity standards.


TO THE SHAREHOLDERS

The past 12 months have been especially noteworthy for the global economy and financial markets. Attention was fixed last fall on the financial contagion spreading from Southeast Asia to Russia and elsewhere. Interest rates in the developing world were rising or local currencies were collapsing. There was widespread fear of an economic slowdown because of slower demand and a flood of industrial capacity.

In the U.S., the Federal Reserve lowered interest rates three times in a relatively short period and long-term interest rates moved to less than 5%. All but the "bluest" of blue chip stocks declined sharply.

For the time being, the concerns of late 1998 no longer are on investors' minds. Most indicators show the world's economies are regaining their footing and many are growing strongly. Interest rates have increased again, but apparently not enough to stop this growth. The U.S. is enjoying the lowest unemployment in decades with very low inflation - a scenario the textbooks say cannot happen.

Our economic environment has been called a "virtuous cycle," but some investors are wondering whether it will become a "vicious cycle." We do not see such a change now, although we continue to watch the economic indicators very closely. There are few signs that the economy is entering a long-term slowdown caused by economic excess. Some market watchers point to the high valuation of U.S. stocks as one such excess, but valuation alone usually is not enough to make stock prices decline. We see no other catalyst at this point that would cause a major stock price correction.

In this annual report, you will find more details about the activity and holdings in the UMB Scout Bond Fund during the period. I recently joined the UMB team, and I want to thank each of you for your confidence in UMB Investment Advisors and the UMB Scout Funds. We look forward to helping you reach your financial goals.

Sincerely,

/s/William B. Greiner, CFA
William B. Greiner, CFA
Executive Vice President / Chief Investment Officer
UMB Investment Advisors

Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.


TO THE SHAREHOLDERS

The UMB Scout Bond Fund closed the quarter ended June 30, 1999, at $10.95 per share with a total return (price change and reinvested distributions) of -0.63% for the quarter and 3.13% for the fiscal year. The Fund's performance was better than many comparable mutual funds, as shown by the Lipper Intermediate Investment Grade Fund Index quarterly return of -1.02%. The Fund seeks to provide maximum current income consistent with its quality and maturity standards by investing in fixed-income obligations.

Interest rates continued their upward movement throughout the quarter as a series of strong economic reports increased inflation fears. Market participants became increasingly convinced that the Federal Reserve would be forced to restrict the availability of credit by increasing the benchmark Fed Funds rate. As usually happens when this opinion is prevalent, interest rates moved sharply higher in order to "make room" for a rate hike.

The Consumer Price Index showed a surprise increase in mid-May, based on the brisk economic activity of prior months, and interest rates soared by 18 basis points (0.18 percentage point) in just one day. The 10-year U.S. Treasury began the quarter at a yield of 5.23% and rose to 5.95% by the quarter's end. On June 30, the Federal Reserve met market predictions by increasing the Fed Funds rate to 5.00% from 4.75%.

Relative values remained essentially stable among the various bond market sectors throughout the quarter, but liquidity was lacking in corporate bond markets. As inflation fears pushed rates higher and the end of the quarter loomed, market makers became increasingly reluctant to position bonds in inventory. High-quality corporate bonds continued to appear somewhat overpriced when compared to values in the U.S. Agency sector.

As has been the case for several quarters, the Fund placed more emphasis on Agency debt and replaced corporate bonds with Agency issues whenever comparable yields were available. The Fund's holdings of Government National Mortgage Association (GNMA) issues again helped our returns this quarter. GNMAs help improve returns when interest rates are increasing in a volatile fashion.

We continue to avoid the higher-risk sectors of the corporate market, such as financial companies and BBB-rated companies. By replacing those sectors with greater exposure to GNMA issues and callable Agency issues, we can capture higher yields without exposing the Fund to additional credit risk.

We believe the Fund is an outstanding choice for investors seeking a stable fixed-income return, while avoiding the volatility associated with interest rate speculation or aggressive exposure to credit risk.

For the six months ended June 30, 1999, shareholders received an ordinary income dividend of $.30 per share and no long-term capital gains.

Thank you for your confidence in the UMB Scout Bond Fund as part of your investment portfolio. We welcome your comments and questions.

Sincerely,
/s/George W. Root
George W. Root
UMB Investment Advisors



CHART - HYPOTHETICAL GROWTH OF $10,000
as of June 30, 1999



CHART - COMPARATIVE RATES OF RETURN
as of June 30, 1999

                                2 1/2 Years    4 1/2 Years    10 1/2 Years
UMB Scout Bond Fund                5.42%           6.85%          7.10%
Lipper Intermed. Inv.
  Grade Fund Index*                5.83%           7.59%          7.65%
Lehman Bros.
  Govt./Corp. Intermed.*           6.22%           7.69%          8.03%

UMB Scout Bond Fund's average annual compound returns for 1-, 5- and 10-year periods ended June 30, 1999, are 3.13%, 6.21% and 6.78%, respectively.

Performance data contained in this report are for past periods only. Past performance is not indicative of future results. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

*Unmanaged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).



CHART - FUND DIVERSIFICATION


CHART -TAXABLE YIELD CURVES
as of June 30, 1999


Chart - HISTORICAL PER SHARE RECORD
                                      Income &                    Cumulative**
                            Net      Short-Term     Long-Term      Value Per
                           Asset       Gains          Gains        Share Plus
                           Value    Distribution   Distribution   Distributions

12/31/82                  $10.05        $0.03         $   -          $10.08
12/31/83                    9.59         0.94             -           10.56
12/31/84                   10.37         0.45             -           11.79
12/31/85                   10.94         0.98            0.02         13.36
12/31/86                   11.37         0.83            0.03         14.64
12/31/87                   10.42         1.25            0.01         14.95
12/31/88                   10.19         0.81            0.03         15.56
12/31/89                   10.50         0.82             -           16.69
12/31/90                   10.54         0.79             -           17.52
12/31/91                   11.19         0.71             -           18.88
12/31/92                   11.20         0.71             -           19.60
12/31/93                   11.44         0.64            0.04         20.52
12/31/94                   10.46         0.63             -           20.17
12/31/95                   11.26         0.63            0.01         21.60
12/31/96                   11.02         0.62             -           21.99
12/31/97                   11.17         0.63             -           22.76
12/31/98                   11.33         0.62             -           23.54
06/30/99*                  10.95         0.30             -           23.46

*Six-month only. Distributions typically occur in June and December.

**Does not assume any compounding of reinvested distributions.

Table shows calendar year distributions and net asset values; may differ from fiscal year annual reports.


FINANCIAL STATEMENTS
June 30, 1999

STATEMENT OF NET ASSETS

     FACE                                                           MARKET
    AMOUNT    DESCRIPTION                                            VALUE

CORPORATE BONDS - 40.81%
$    500,000   Alabama Power Company, Sr. Note,
                   5.49%, due November 1, 2005                 $    466,385
   1,000,000   Alabama Power Company, Sr. Note,
                   6.25%, due September 30, 2010                    929,447
     500,000   Atlantic Richfield Company, Note,
                   5.55%, due April 15, 2003                        489,200
     500,000   Albertson's Incorporated, Notes,
                   6.375%, due June 1, 2000                         502,090
     500,000   Amoco Canada Petroleum Co., Notes,
                   7.25%, due December 1, 2002                      504,305
     500,000   Baltimore Gas & Electric Company, 1st
                   & Refunding Mortgage, 6.50%, due
                   February 15, 2003                                503,040
     500,000   BellSouth Telecommunications Incorporated,
                   Notes, 6.25%, due May 15, 2003                   497,015
     500,000   BellSouth Telecommunications Incorporated,
                   Notes, 6.375%, due June 15, 2004                 497,685
     500,000   Carolina Power & Light Company, 1st Mortgage,
                   5.875%, due January 15, 2004                     490,465
     500,000   Consolidated Edison Company New York Incorporated,
                   Debentures, 6.625%, due February 1, 2002         504,925
     500,000   Cooper Industries Incorporated, Medium Term
                   Notes, 5.88%, due February 20, 2003              487,240
   1,000,000   Dillard Department Stores Incorporated, Notes,
                   6.875%, due June 1, 2005                         966,710
     500,000   Duke Power Company, 1st & Refunding Mortgage,
                   7.00%, due June 1, 2000                          504,995
     500,000   Duke Power Company, 1st & Refunding Mortgage,
                   5.875%, due June 1, 2001                         497,985
     500,000   duPont (E.I.) de Nemours & Company, Notes,
                   6.75%, due October 15, 2002                      509,115
     500,000   Emerson Electric Company, Notes,
                   6.30%, due November 1, 2005                      494,420
     500,000   Englehard Corporation, Senior Notes,
                   7.00%, due August 1, 2001                        506,345
     500,000   General Mills Incorporated, Medium Term Notes,
                   5.98%, due July 9, 2001                          495,575
     500,000   General Mills Incorporated, Medium Term Notes,
                   7.50%, due June 5, 2000                          507,245
     500,000   GTE California Incorporated, Debentures,
                   Series A, 5.625%, due February 1, 2001           496,875
     500,000   GTE Southwest Incorporated, Debentures,
                   6.00%, due January 15, 2006                      484,365
     500,000   GTE South Incorporated, Debentures,
                   6.00%, due February 15, 2008                     475,450
     500,000   Honeywell Incorporated, Bond,
                   6.75%, due March 15, 2002                        505,525
     500,000   International Business Machines Corporation, Notes,
                   7.25%, due November 1, 2002                      515,770
     500,000   International Business Machines Corporation,
                   Notes, 6.375%, due June 15, 2000                 502,900
     500,000   Kansas City Power & Light Company, Medium
                   Term Notes, 6.50%, due January 2, 2001           501,605
   1,000,000   May Department Stores Incorporated, 6.875%,
                   due November 1, 2005                           1,013,660
     250,000   McDonald's Corporation, Series C, Medium
                   Term Notes, 8.75%, due November 15, 2000         259,345
     500,000   McDonald's Corporation, Medium Term Notes,
                   7.375%, due July 15, 2002                        500,400
     750,000   Monongahela Power Company, 1st Mortgage,
                   5.625%, due April 1, 2000                        748,830
     500,000   Monongahela Power Company, 1st Mortgage,
                   7.375%, due July 1, 2002                         511,450
   1,000,000   New York Telephone Company, Notes,
                   5.875%, due September 1, 2003                    979,430
     500,000   Newell Company, Medium Term Notes,
                   6.18%, due July 11, 2000                         500,460
     500,000   Northwest Natural Gas Company, Secured Medium
                   Term Notes, 5.98%, due December 15, 2000         498,540
     500,000   Pacific Bell Telephone Company, Notes,
                   7.25%, due July 1, 2002                          513,635
     500,000   Pacificorp, Notes, 5.65%, due November 1, 2006       467,365
     500,000   Pacific Gas & Electric Company, 1st Mortgage,
                   6.25%, due March 1, 2004                         497,485
   1,000,000   Public Service Company of Oklahoma, Medium
                   Term Notes, 6.02%, due March 1, 2001             995,680
     500,000   Sara Lee Corporation, Series C, Medium
                   Term Notes, 6.45%, due September 26, 2005        489,205
     500,000   Southwestern Bell Telephone Company, Medium
                   Term Notes, 6.125%, due March 12, 2001           500,155
     500,000   Southwestern Bell Telephone Company, Medium
                   Term Notes, 5.77%, due October 14, 2003          485,440
     500,000   Stanley Works, Medium Term Notes,
                   5.75%, due March 1, 2004                         482,310

CORPORATE BONDS (Continued)
$    500,000   Sysco Corporation, Notes, 7.00%,
                   due May 1, 2006                             $    505,700
     500,000   Texaco Capital Incorporated, Medium
                   Term Notes, 8.24%, due October 15, 2001          517,890
     250,000   Texaco Capital Incorporated, Medium
                   Term Notes, 5.70%, due December 1, 2008          230,978
   1,000,000   Texas Instruments Incorporated, Unsecured Note,
                   6.125%, due February 1, 2006                     940,170
     500,000   Tribune Company, Medium Term Notes,
                   5.30%, due April 17, 2000                        498,165
     500,000   Tribune Company, Medium Term Notes,
                   5.75%, due September 15, 2003                    482,890
     500,000   Union Electric Company, 1st Mortgage,
                   6.75%, due October 15, 1999                      501,930
     500,000   Union Pacific Corporation, Notes,
                   7.875%, due February 15, 2002                    515,475
     500,000   Union Pacific Railroad Company Equipment
                   Trust, Series Cl., 7.01%, due June 1, 2004       502,790
     500,000   Wal-Mart Stores Incorporated, Notes,
                   5.85%, due June 1, 2000                          500,840
     500,000   Wisconsin Electric Power Company,
                   6.625%, due November 15, 2006                    498,515
     550,000   Xerox Corporation, Notes,
                   5.25%, due December 15, 2003                     522,797
TOTAL CORPORATE BONDS (Cost $30,566,747) - 40.81%                29,498,207

U.S. GOVERNMENTAL AGENCIES - 12.32%
     23,899    Government National Mortgage Association,
                   9.00%, due July 15, 2001                         24,513
     22,965    Government National Mortgage Association,
                   8.00%, due February 20, 2002                     23,267
     52,892    Government National Mortgage Association,
                   8.50%, due February 20, 2002                     54,022
     16,760    Government National Mortgage Association,
                   8.00%, due January 15, 2004                      17,154
     91,874    Government National Mortgage Association,
                   9.50%, due April 15, 2005                        97,269
     121,530   Government National Mortgage Association,
                   9.75%, due May 15, 2005                         128,667
     47,057    Government National Mortgage Association,
                   9.00%, due October 20, 2005                      49,236
     71,107    Government National Mortgage Association,
                   7.50%, due February 15, 2006                     72,498
     42,376    Government National Mortgage Association,
                   7.50%, due March 15, 2006                        43,205
     70,787    Government National Mortgage Association,
                   8.00%, due June 20, 2006                         72,246
     79,729    Government National Mortgage Association,
                   8.50%, due July 15, 2006                         82,500
     42,068    Government National Mortgage Association,
                   8.00%, due August 15, 2006                       43,318
     137,109   Government National Mortgage Association,
                   8.00%, due August 15, 2006                      141,182
     146,102   Government National Mortgage Association,
                   7.50%, due August 20, 2006                      148,114
     97,452    Government National Mortgage Association,
                   7.50%, due September 15, 2006                    99,358
     56,149    Government National Mortgage Association,
                   7.50%, due April 15, 2007                        57,368
     114,886   Government National Mortgage Association,
                   7.50%, due March 20, 2009                       116,744
     276,995   Government National Mortgage Association,
                   6.00%, due May 15, 2009                         270,363
     226,711   Government National Mortgage Association,
                   7.00%, due May 15, 2009                         228,717
     414,830   Government National Mortgage Association,
                   6.00%, due April 15, 2011                       402,953
     374,948   Government National Mortgage Association,
                   7.00%, due August 20, 2011                      377,055
     351,821   Government National Mortgage Association,
                   6.50%, due October 15, 2011                     349,105
     289,422   Government National Mortgage Association,
                   7.00%, due October 20, 2011                     291,016
     430,058   Government National Mortgage Association,
                   6.50%, due February 15, 2012                    426,201
     363,095   Government National Mortgage Association,
                   7.00%, due April 20, 2012                       364,947

U.S. GOVERNMENTAL AGENCIES (Continued)
$    440,808   Government National Mortgage Association,
                   6.50%, due September 20, 2012               $   435,200
     348,085   Government National Mortgage Association,
                   6.50%, due October 20, 2012                     343,549
     454,896   Government National Mortgage Association,
                   6.00%, due February 20, 2013                    439,739
     441,060   Government National Mortgage Association,
                   6.00%, due March 20, 2013                       426,364
     481,501   Government National Mortgage Association,
                   6.00%, due August 15, 2013                      466,810
     458,801   Government National Mortgage Association,
                   6.00%, due August 20, 2013                      443,514
     483,750   Government National Mortgage Association,
                   6.00%, due December 20, 2013                    467,177
     489,326   Government National Mortgage Association,
                   6.00%, due January 20, 2014                     472,562
     490,084   Government National Mortgage Association,
                   6.00%, due February 15, 2014                    475,132
     490,349   Government National Mortgage Association,
                   6.00%, due February 20, 2014                    473,549
     498,144   Government National Mortgage Association,
                   6.00%, due May 15, 2014                         482,946
TOTAL U.S. GOVERNMENTAL AGENCIES (Cost $8,994,880) - 12.32%      8,907,560

U.S. GOVERNMENT SECURITIES - 6.36%
   1,000,000   U.S. Treasury Notes, 7.50%,
                   due November 15, 2001                         1,041,720
   1,500,000   U.S. Treasury Notes, 6.375%,
                   due August 15, 2002                           1,530,240
   1,000,000   U.S. Treasury Notes, 6.25%,
                   due February 15, 2003                         1,017,970
   1,000,000   U.S. Treasury Notes, 5.875%,
                   due February 15, 2004                         1,006,410
TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,549,746) - 6.36%       4,596,340

GOVERNMENT SPONSORED ENTERPRISES - 39.53%
     500,000   Federal Farm Credit Bank Medium Term Note,
                   6.70%, due October 11, 2006                     506,250
     500,000   Federal Home Loan Banks,
                   6.31%, due March 29, 2001                       504,455
     500,000   Federal Home Loan Banks,
                   6.18%, due December 19, 2001                    504,765
     500,000   Federal Home Loan Banks,
                   5.125%, due February 26, 2002                   492,185
     500,000   Federal Home Loan Banks,
                   5.65%, due March 3, 2003                        492,185
   1,000,000   Federal Home Loan Banks,
                   5.28%, due December 10, 2003                    962,810
   1,000,000   Federal Home Loan Banks,
                   6.525%, due June 17, 2009                       992,340
   1,000,000   Federal Home Loan Mortgage Corporation,
                   6.13%, due August 19, 1999                    1,000,780
   1,000,000   Federal Home Loan Mortgage Corporation,
                   6.05%, due March 12, 2003                       988,750
   1,000,000   Federal Home Loan Mortgage Corporation,
                   6.75%, due May 30, 2006                       1,014,370
   1,500,000   Federal National Mortgage Association,
                   Deb., 6.10%, due February 10, 2000            1,505,160
     500,000   Federal National Mortgage Association,
                   5.90%, due November 20, 2000                    500,860
   1,000,000   Federal National Mortgage Association,
                   Series I, Deb., 8.25%, due December 18, 2000  1,034,370
   1,250,000   Federal National Mortgage Association,
                   Deb., 7.50%, due February 11, 2002            1,301,763
   1,000,000   Federal National Mortgage Association, Series
                   SM-E, Deb., 7.55%, due April 22, 2002         1,045,620
     500,000   Federal National Mortgage Association, Series
                   K, Deb., 7.05%, due November 12, 2002           515,545
     500,000   Federal National Mortgage Association, Deb.,
                   6.80%, due January 10, 2003                     512,655
     430,614   Federal National Mortgage Association,
                   6.50%, due November 1, 2004                     429,055

GOVERNMENT SPONSORED ENTERPRISES (Continued)
$    500,000   Federal National Mortgage Association Medium
                   Term Notes, 6.36%, due August 16, 2000     $    504,765
     500,000   Federal National Mortgage Association Medium
                   Term Notes, 5.72%, due March 8, 2001            499,530
   1,000,000   Federal National Mortgage Association Medium
                   Term Notes, 6.45%, due April 23, 2001         1,011,870
     500,000   Federal National Mortgage Association Medium
                   Term Notes, 6.625%, due May 21, 2001            507,655
     500,000   Federal National Mortgage Association Medium
                   Term Notes, 6.41%, due February 6, 2002         507,500
     500,000   Federal National Mortgage Association Medium
                   Term Notes, 6.09%, due September 30, 2002       501,015
     500,000   Federal National Mortgage Association Medium
                   Term Notes, 5.50%, due February 2, 2004         483,830
   1,000,000   Federal National Mortgage Association Medium
                   Term Notes, 6.36%, due December 27, 2004        985,620
     500,000   Federal National Mortgage Association Medium
                   Term Notes, 6.10%, due January 26, 2005         488,280
   1,000,000   Federal National Mortgage Association Medium
                   Term Notes, 6.82%, due August 23, 2005        1,025,000
     500,000   Federal National Mortgage Association Medium
                   Term Notes, 5.875%, due February 14, 2006       485,080
   1,500,000   Federal National Mortgage Association Medium
                   Term Notes, 6.41%, due March 8, 2006          1,495,545
     500,000   Federal National Mortgage Association Medium
                   Term Notes, 6.96%, due April 2, 2007            512,265
     500,000   Federal National Mortgage Association Medium
                   Term Notes, 6.70%, due June 19, 2007            504,845
     500,000   Federal National Mortgage Association Medium
                   Term Notes, 6.38%, due February 20, 2008        481,250
   2,000,000   Federal National Mortgage Association Medium
                   Term Notes, 6.00%, due September 29, 2008     1,879,680
   1,000,000   Federal National Mortgage Association Medium
                   Term Notes, 6.01%, due November 13, 2008        939,530
   1,000,000   Federal National Mortgage Association Medium
                   Term Notes, 7.15%, due June 11, 2009            979,220
     500,000   Federal National Mortgage Association Medium
                   Term Notes, 6.11%, due December 4, 2008         474,293
TOTAL GOVERNMENT SPONSORED ENTERPRISES
               (Cost $27,621,566) - 39.53%                      28,570,691

REPURCHASE AGREEMENT (Cost $295,000) - 0.41%
$    295,000   Northern Trust Co., 4.79%, due July 1, 1999
                (Collateralized by U.S. Treasury Notes,
                7.125%, due September 30, 1999)             $      295,000
TOTAL INVESTMENTS (Cost $72,027,939) - 99.43%                   71,867,798

Other assets less liabilities - 0.57%                              412,177
TOTAL NET ASSETS - 100.00%
      (equivalent to $10.95 per share; 10,000,000 shares
      of $1.00 par value capital shares authorized;
      6,598,978 shares outstanding)                         $   72,279,975


For federal income tax purposes, the identified cost of investments owned at June 30, 1999 was $72,027,939.

Net unrealized depreciation for federal income tax purposes was $160,142, which is comprised of unrealized appreciation of $731,057 and unrealized depreciation of $891,199.

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
June 30, 1999

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
     Investment securities, at market value (identified
        cost $72,027,939)                                   $   71,867,798
     Interest receivable                                         1,006,124
               Total assets                                     72,873,922
LIABILITIES:
     Disbursements in excess of demand deposit cash                593,947
               Total liabilities                                   593,947
NET ASSETS                                                  $   72,279,975

NET ASSETS CONSIST OF:
     Capital (capital stock and paid-in capital)            $   71,984,937
     Accumulated undistributed income:
          Net investment income                                   448,731
          Net realized gain on investment transactions              6,448
     Net unrealized depreciation on investments                  (160,141)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                 $   72,279,975

Capital shares, $1.00 par value
     Authorized                                                 10,000,000

     Outstanding                                                 6,598,978

 NET ASSET VALUE PER SHARE                                   $       10.95

See accompanying Notes to Financial Statements.



FINANCIAL STATEMENTS
YEAR ENDED June 30, 1999

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
   Income:
       Interest                                              $   4,907,914
   Expenses:
       Management fees                                             660,955
       Government fees                                               8,603
                                                                   669,558
            Net investment income                                4,238,356

REALIZED and unrealized gain (LOSS) ON INVESTMENTS:
   Net realized gain from investment transactions                   56,682
   Decrease in net unrealized appreciation on investments       (1,809,607)
       Net realized and unrealized loss on investments          (1,752,925     )
       Net increase in net assets resulting from operations  $   2,485,431

See accompanying Notes to Financial Statements.



FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED     YEAR ENDED
                                                  JUNE 30, 1999  JUNE 30, 1998

INCREASE IN NET ASSETS FROM OPERATIONS:
     Net investment income                        $ 4,238,356    $ 4,434,655
     Net realized gain from investment
        transactions                                   56,682         20,956
     Increase (decrease) in net unrealized
        appreciation on investments                (1,809,607)     1,602,921
          Net increase in net assets resulting
            from operations                         2,485,431      6,058,532

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
     Net investment income                         (4,238,356)    (4,434,655)

DECREASE FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from 1,622,279 and 1,414,139
          shares sold                              18,682,363     15,769,806
     Net asset value of 94,852 and 89,801 shares
          issued for reinvestment of distributions  1,062,771      1,002,078
                                                   19,745,134     16,771,884
     Cost of 2,092,454 and 1,737,715 shares
          redeemed                                (23,416,507)   (19,362,930)
            Net decrease in net assets from
               capital share transactions          (3,671,373)    (2,591,046)
                  Net decrease in net assets       (5,424,298)      (967,169)

NET ASSETS:
     Beginning of year                             77,704,273     78,671,442
     End of year (including undistributed net
        investment income of $448,731 in 1999
        and 1998)                                 $72,279,975    $77,704,273

*Distributions to shareholders:
     Income dividends per share                   $      0.62    $      0.62

See accompanying Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Investment income is recorded daily and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the year ended June 30, 1999
(excluding commercial paper and repurchase agreements), were as follows:

                                      Other than
                                    U.S. Government     U.S. Government
                                      Securities          Securities
Purchases                            $   4,785,408      $   11,974,904
Proceeds from sales                      6,264,385           8,319,992

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.


FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share
outstanding throughout the period.
                                         1999     1998     1997     1996     1995
Net asset value, beginning of year    $ 11.21  $ 10.98  $ 10.93  $ 11.10  $ 10.75

   Income from investment operations:
       Net investment income             0.62     0.62     0.62     0.62     0.63
       Net realized and unrealized
          gain (loss) on securities     (0.26)    0.23     0.05    (0.16)    0.35
   Total from investment operations      0.36     0.85     0.67     0.46     0.98

   Distributions from:
       Net investment income            (0.62)   (0.62)   (0.62)   (0.62)   (0.63)
       Net realized gain on investment
          transactions                      -       -        -     (0.01)      -*
   Total distributions                  (0.62)   (0.62)   (0.62)   (0.63)   (0.63)

Net asset value, end of year          $ 10.95  $ 11.21  $ 10.98  $ 10.93  $ 11.10

Total return                               3%       8%       6%       4%      10%

Ratios/Supplemental Data
Net assets, end of year (in millions) $    72  $    78  $    79  $    81  $    77
Ratio of expenses to average net
   assets                               0.87%    0.87%    0.86%    0.86%    0.86%
Ratio of net investment income to
   average net assets                   5.48%    5.61%    5.69%    5.63%    5.91%
Portfolio turnover rate                   23%      12%      19%      12%       2%

*Capital gain distribution of .003 not significant for per share table.

See accompanying Notes to Financial Statements.



INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Directors of UMB Scout Bond
Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of UMB Scout Bond Fund, Inc., including the statement of net assets, as of June 30, 1999, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon (periods presented prior to June 30, 1996 were audited by other independent accountants whose reports thereon expressed unqualified opinions). These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of June 30, 1999, by confirmation, or by the application of alternative auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UMB Scout Bond Fund, Inc., as of June 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in the first paragraph, in conformity with generally accepted accounting principles.

BAIRD, KURTZ & DOBSON


Kansas City, Missouri
July 24, 1999

This report has been prepared for the information of the Shareholders of UMB Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other UMB Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



UMB SCOUT FUNDS
100% No-Load Mutual Funds
Stock Fund
Stock Select Fund
Regional Fund
WorldWide Fund
WorldWide Select Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

MANAGER AND INVESTMENT COUNSEL
UMB Bank, n.a., Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson, Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a., Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc.
Kansas City, Missouri


UMB Scout Funds
P.O. Box 219757
Kansas City, MO 64121-9757

TOLL FREE 800-996-2862
www.umb.com

"UMB" and "Scout" are registered service marks of UMB
Financial Corporation.
UMB Financial Corporation also claims service mark rights to the Scout design.


JB27B(8/98)                             509763